Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0000731288
Registrant Name	PACCAR FINANCIAL CORP
Registration File Number	333-283056
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES